Share Capital - Summary of Share Capital (Parenthetical) (Detail)	1 Months Ended
	Sep. 30, 2018 Entity shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares
A Shares (par value RMB1.00 per share) owned by CSAH [Member]
Disclosure of classes of share capital [line items]
Lock-up period	36 months
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		489,202,658	489,202,658
Par value of share | ¥ / shares		¥ 1	¥ 1
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,039,228,665	4,039,228,665
Par value of share | ¥ / shares		¥ 1	¥ 1
A Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		0	1,088,870,431
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,072,291,766	2,983,421,335
Par value of share | ¥ / shares		¥ 1	¥ 1
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		600,925,925	600,925,925
Par value of share | ¥ / shares		¥ 1	¥ 1
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		3,065,523,272	3,065,523,272
Par value of share | ¥ / shares		¥ 1	¥ 1
New A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Lock-up period	12 months
New A Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Par value of share | ¥ / shares		¥ 1
CSAH And Other Six Entities [member] | A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,578,073,089
Number of entities | Entity	6
CSAH [member] | H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued	600,925,925
Lock-up period	36 months
Other parties [member] | A Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		1,088,870,431